Note 6 - Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	As of June 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Reacquired franchise rights	$890,900	$33,383	$857,517
Customer relationships	332,600	46,829	285,771
Reacquired development rights	923,250	45,402	877,848

Unamortized intangible assets:	$2,146,750	$125,614	$2,021,136
Goodwill			2,747,668
Total intangible assets			$4,768,804

December 31, 2014

Reacquired franchise rights	$81,000
Customer relationships	72,000
Total intangible assets	$153,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2015	$212,733
2016	425,464
2017	295,485
2018	259,164
2019	259,164
Thereafter	569,126
Total	$2,021,136

2015	$47,571
2016	47,571
2017	11,571
2018	11,571
2019	11,571
Thereafter	23,143
Total	$153,000